SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                              Form 13F

                         Form 13F COVER PAGE

Report for the Calendar Year or Quarter
Ended:                                                  March 31, 2000

Check here if Amendment ;  Amendment Number:
           This Amendment (Check only      is a restatement.
                               one.):
                                           adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:           Monument Advisors,Ltd.
           --------------------------------------------------
Address:        7920 Norfolk Avenue, Suite 500
           --------------------------------------------------
                Bethesda, Maryland 20853
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:
28-
                           ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Peter L. Smith
           ---------------------------------------------
Title:          Senior Vice President Compliance
           ---------------------------------------------
Phone:          (301) 215-7550
           ---------------------------------------------

Signature, Place, and Date of
Signing:

        /s/ Peter L. Smith              Bethesda, Maryland      5/17/2000
      ---------------------------   ----------------------   ---------
             [Signature]              [City, State]           [Date]

Report type (Check only one.):

 [x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      13F NOTICE.     (Check here if no holdings reported are in
      this report, and all holdings are reported by other reporting manager (s).)

      13F COMBINATION REPORT.   (Check here is a portion of the
      holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number       Name

      28-
           -------------         -------------------------------------
      [Repeat as necessary.]


                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included
Managers:                                       0
                                      ------------------

Form 13F Information Table Entry
Total:
                                      ------------------

Form 13F Information Table Value      $
Total:                                  261,793
                                      ------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

    No.        Form 13F File Number      Name

                28-
      -------       -------------          ---------------------------

      [Repeat as necessary.]



                                       Form 13F INFORMATIONAL TABLE


NAME               TITLE      CUSIP     VALUE     SHRS   SH/ INVESTMENT VOTING
OF ISSUER          OF CLASS             (x$1000)  AMT       DISCRETION AUTHORITY


24/7 MEDIA INC          COM     901314104   3496    87000   SH      Defined Sole
A E S Corporation       COM     00130H105      8      100   SH      Defined Sole
ABBOT LABS              COM     002824100    355    10000   SH      Defined Sole
ADAPTIVE BROADBAND      COM     00650M104    314     3000   SH      Defined Sole
ADC TELECOM             COM     000886101    581    12000   SH      Defined Sole
AFFYMETRIX INC          COM     00826T108    930     7025   SH      Defined Sole
AGILIENT TECHNOLOGIES   COM     08464U101    860     8190   SH      Defined Sole
ALCATEL                 ADR     016714107   2454    56600   SH      Defined Sole
ALEXION PHARMACEUTICAL  COM     015351109    385     8000   SH      Defined Sole
ALKERMES INC            COM     01642T108    361     4040   SH      Defined Sole
ALLAIRE CORP            COM     016714107   3811    55160   SH      Defined Sole
ALPHA INDS INC          COM     020753109    312     3000   SH      Defined Sole
AMAZON.COM INC          COM     023135106   1330    20000   SH      Defined Sole
AMERICA ONLINE          COM     02364J104   7405   113990   SH      Defined Sole
AMGEN INC               COM     031162100   1308    21685   SH      Defined Sole
"Anadigics, Inc."       COM     032515108     52      790   SH      Defined Sole
ANITGENICS CORP         COM     037032109    197     6100   SH      Defined Sole
Aradigm Corp.           COM     038505103      5      225   SH      Defined Sole
ARIBA INC               COM     04033V104   5386    24580   SH      Defined Sole
ARQULE INC              COM     04269E107    148    10230   SH      Defined Sole
ASPECT MEDICAL SYSTEM   COM     045235108    559    15115   SH      Defined Sole
ASTRAZENECA PLC         ADR     046353108    394     9650   SH      Defined Sole
AT&T                    COM     001957109    556     9635   SH      Defined Sole
AVANEX CORP             COM     05348W109    394     2700   SH      Defined Sole
AVENTIS                 ADR     053561106    660    12730   SH      Defined Sole
AWARE INC               COM     05453N100   1738    42525   SH      Defined Sole
Baxter International,
  Inc.                  COM     071813109     44      700   SH      Defined Sole
Bell Atlantic           COM     077853109      2       26   SH      Defined Sole
BIOCHEM PHARMA INC      COM     09058T108    359    17000   SH      Defined Sole
BIOGEN                  COM     090597105   1140    16160   SH      Defined Sole
BIOMARIN PHARMACEUTICAL COM     09061G101    719    25580   SH      Defined Sole
BROADCOM CORP           CL A    111320107   4641    22400   SH      Defined Sole
BROADVISION             COM     111412102   5788   114205   SH      Defined Sole
BROADWING INC           COM     111620100    538    16000   SH      Defined Sole
BROOKTROUT INC          COM     114580103    376    14000   SH      Defined Sole
CAIS INTERNET           COM     12476Q102   3996   161250   SH      Defined Sole
"Cannon, Inc. Adr"      ADR     138006309     22      500   SH      Defined Sole
Capital One
  Financial Corp        COM     14040H105     14      300   SH      Defined Sole
CARRIER ACCESS CORP     COM     144460102    405     8000   SH      Defined Sole
CELGENE CORP            COM     151020104    354     4050   SH      Defined Sole
Cendant Corporation     COM     151313103      3      150   SH      Defined Sole
CHARTER COMM            CL A    16117M107    424    28000   SH      Defined Sole
CHECK FREE HOLDINGS     COM     126816102   3371    54750   SH      Defined Sole
CHINA TELECOM           ADR     169428109    446     2620   SH      Defined Sole
CHIRON CORP             COM     170040109    928    22140   SH      Defined Sole
CIENA CORP              COM     171779101    349     2700   SH      Defined Sole
Circuit City
  Stores, Inc.          COM     172737108     49      800   SH      Defined Sole
CISCO SYSTEMS           COM     17275R102   7216    97343   SH      Defined Sole
Citigroup Inc.          COM     172967101    200     3340   SH      Defined Sole
CLARENT CORP            COM     180461105   3718    40500   SH      Defined Sole
CMG INFO SYSTEMS        COM     125750109   6553    59585   SH      Defined Sole
Coca Cola Company       COM     191216100     80     1700   SH      Defined Sole
COM 21 INC              COM     205937105    375     7700   SH      Defined Sole
COMMERCE ONE INC        COM     200693109   4585    26690   SH      Defined Sole
COMMTOUCH SOFTWARE      ORD     M25596103   3012    69800   SH      Defined Sole
Compaq Computer
  Corporation           COM     204493100     16      600   SH      Defined Sole
Computer Associates
  International         COM     204912109    117     1980   SH      Defined Sole
Computer Sciences       COM     205363104     16      200   SH      Defined Sole
COPPER MOUNTAIN NETWORK COM     217510106    376     4700   SH      Defined Sole
COR THERAPEUTICS INC    COM     217753102    905    13610   SH      Defined Sole
COULTER PHARMACEUTICAL  COM     222116105    660    20000   SH      Defined Sole
COVAD COMMUNICATIONS    COM     222814204   1716    26000   SH      Defined Sole
Dell Computer
  Corporation           COM     247025109     98     1820   SH      Defined Sole
DIGIMARC CORP           COM     253807101   2637    61785   SH      Defined Sole
DIGITAL ISLAND          COM     25385N101   3791    63075   SH      Defined Sole
DOUBLE CLICK            COM     258609304   6991    72630   SH      Defined Sole
Duke Energy Corporation COM     264399106     42      800   SH      Defined Sole
EBAY INC                COM     278642103   3261    15875   SH      Defined Sole
ECI TELECOM LTD         ORD     268258100    342    11000   SH      Defined Sole
ELAN CORP               ADR     284131208    632    13525   SH      Defined Sole
ELI LILLY               COM     532457108    488     8000   SH      Defined Sole
ENTRUST TECH INC        COM     293848107   6453    76140   SH      Defined Sole
Equifax, Inc.           COM     294429105     51     2000   SH      Defined Sole
EXODUS COMMUNICATION    COM     302088109    245     1700   SH      Defined Sole
Exxon Mobil Corporation COM     30231G102     10      132   SH      Defined Sole
Ford Motor Company      COM     345370100      9      200   SH      Defined Sole
Gadzooks Networks, Inc. COM     362553109    397     8280   SH      Defined Sole
GELTEX PHARMACEUTICAL   COM     368538104    425    26340   SH      Defined Sole
General Electric
  Company               COM     369604103    480     3085   SH      Defined Sole
GENETECH INC            COM     368710406    449     3000   SH      Defined Sole
GENZYME CORP            COM     372917104    825    17120   SH      Defined Sole
GENZYME TRANSGENICS     COM     37246E105    164    10170   SH      Defined Sole
GILEAD SCIENCES INC.    COM     375558103    447     7565   SH      Defined Sole
GLAXO WELCOME ADR       ADR     37733W105    291     5300   SH      Defined Sole
GLOBIX CORP             COM     37957F101   2086    52800   SH      Defined Sole
Go.Com                  COM     254687205    226    10945   SH      Defined Sole
GUIDANT CORP            COM     401698105    590    10610   SH      Defined Sole
HEATHON CORP            COM     422209106   1699    66685   SH      Defined Sole
HELLENIC TELECOM        ADR     423325307    409    30000   SH      Defined Sole
Hitachi Ltd Adr         ADR     433578507     74      605   SH      Defined Sole
Honda Motor Co., Ltd. AMER SHS  438128308     43      530   SH      Defined Sole
Hsbc Holdings Inc. Adr  ADR     404280406     93     1525   SH      Defined Sole
HUMAN GENOME SCIENCES   COM     444903108   1322    10760   SH      Defined Sole
IBASIS INC              COM     450732102   3029    68895   SH      Defined Sole
IDEC PHARMACEUTICALS    COM     449370105    330     3800   SH      Defined Sole
IGEN INTERNATIONAL INC  COM     449536101    726    30000   SH      Defined Sole
IMMUNEX CORP            COM     452528102    672    12105   SH      Defined Sole
INCYTE PHARMACEUTICAL   COM     45337C102    438     5500   SH      Defined Sole
INFOSPACE               COM     45678T102   4818    36780   SH      Defined Sole
INHALE THERAPEUTIC      COM     457191104   1199    16875   SH      Defined Sole
INKTOMI CORP            COM     457277101   7009    39015   SH      Defined Sole
INTEL CORP              COM     458140100   7140    55891   SH      Defined Sole
International Business
  Machines Corp.        COM     459200101     59      495   SH      Defined Sole
International Flavor
  & Fragrances          COM     459506101     21      600   SH      Defined Sole
INTERNET.COM CORP       COM     46059F109   1262    30400   SH      Defined Sole
INTERWOVEN INC          COM     46114T102    340     3000   SH      Defined Sole
Intuit Inc.             COM     461202103     64     1170   SH      Defined Sole
INVITROGEN CORP         COM     46185R100    496    10100   SH      Defined Sole
KMET CORP               COM     488360108    469     7000   SH      Defined Sole
LIGAND PHARMACEUTICAL   CL B    53220K207    600    39000   SH      Defined Sole
LORAL SPACE COMM        COM     G56462107    306    30000   SH      Defined Sole
LUCENT TECHNOLOGIES     COM     549463107    415     6780   SH      Defined Sole
MACROMEDIA INC          COM     556100105   2475    31185   SH      Defined Sole
MARCHFIRST INC          COM     566244109   2060    58630   SH      Defined Sole
Marriott International,
  Inc. (new)            CL A    571903202     76     2400   SH      Defined Sole
Mcdonalds Corporation   COM     580135101      3       90   SH      Defined Sole
MCI WORLDCOM INC        COM     55268B106    835    19460   SH      Defined Sole
Medical Manager         COM     58461U103     13      380   SH      Defined Sole
MEDICAL MANAGER         COM     584610103    273     7000   SH      Defined Sole
MEDIMMUNE INC           COM     584699102    880     5440   SH      Defined Sole
MEDTRONIC INC           COM     585055106    829    16250   SH      Defined Sole
MERCK & CO              COM     589331107    553     8660   SH      Defined Sole
METALINK LTD            ORD     M69897102    360     9500   SH      Defined Sole
METROCALL               COM     591647102   1688   185000   SH      Defined Sole
MGC COMMUNICATIONS      COM     552763302    448     7000   SH      Defined Sole
MICROMUSE INC           COM     595094103    331     2500   SH      Defined Sole
MICROSFT CORP           COM     594918104   4035    38839   SH      Defined Sole
MILLENNIUM
  PHARMACEUTICAL        COM     599902103    670     5525   SH      Defined Sole
MOTOROLA INC            COM     620076109    633     4401   SH      Defined Sole
Nbc Internet Inc.       CL A    62873D105     26      600   SH      Defined Sole
Net2000 Communications  COM     64122G103     18      750   SH      Defined Sole
NETCENTIVES INC         COM     64108P101   1812    60400   SH      Defined Sole
NETWORK SOLUTIONS       COM     64121Q102   2310    14000   SH      Defined Sole
NOKIA                   ADR     654902204   1052    17200   SH      Defined Sole
NORTEL NETWORK          COM     656569100   7827    63515   SH      Defined Sole
ONEMAIN.COM INC         COM     68267P109    148    12000   SH      Defined Sole
Oracle Corporation      COM     68389X105      2     2990   SH      Defined Sole
ORTEL CORP              COM     68749W102    171      900   SH      Defined Sole
PACIFIC INTERNET LTD    ORD     Y66183107   1175    30997   SH      Defined Sole
PARADYNE CORP           COM     69911G107    348    12500   SH      Defined Sole
PE CORP                 COM     693325102    652     8000   SH      Defined Sole
Peoplesoft              COM     712713106    123     6155   SH      Defined Sole
PFIZER INC              COM     717081103    714    19530   SH      Defined Sole
PHARMACOPEIA INC        COM     71713B104    485    10435   SH      Defined Sole
PHONE.COM INC           COM     71920Q100   6715    45700   SH      Defined Sole
PILOT NETWORK SERVICES  COM     721596104   2127    70900   SH      Defined Sole
Pinnacle Systems, Inc.  COM     723481107    107     3210   SH      Defined Sole
PMC SIERRA              COM     69344F106    277     1600   SH      Defined Sole
POWERWAVE TECHNOLOGIES  COM     739363109    337     2200   SH      Defined Sole
PRIMUS TELECOM CORP     COM     741929103    487    11000   SH      Defined Sole
Procter & Gamble
  Company               COM     742718109    145     2554   SH      Defined Sole
PROXICOM INC            COM     744282104   1997    45200   SH      Defined Sole
PSI NET                 COM     74437C101   2764    82150   SH      Defined Sole
QLT PHOTOTHERAPEUTIC    COM     746927102    921    18325   SH      Defined Sole
QUALCOMM INC            COM     747525103    428     2925   SH      Defined Sole
Quintiles               COM     748767100     19     1110   SH      Defined Sole
QWEST                   COM     749121109    387     8040   SH      Defined Sole
REAL NETWORKS INC       COM     75605L104   4275    72315   SH      Defined Sole
Rhone Poulenc D
  Sponsored Adr         ADR     762426609      6      303   SH      Defined Sole
RHYTHMS NETCONNECTION   COM     762430205    325    11000   SH      Defined Sole
S 1 CORP                COM     78463B101   4895    57625   SH      Defined Sole
Sandisk Corp.           COM     80004C101    107      875   SH      Defined Sole
SBC COMMUNICATIONS      COM     78387G103    748    20000   SH      Defined Sole
SCHERING PLOUGH         COM     806605101    564    15135   SH      Defined Sole
SCIENTIFIC ATLANTA      COM     808655104    444     7000   SH      Defined Sole
SEPRACOR INC            COM     817315104    894    12985   SH      Defined Sole
SOMERA COMMUNICATIONS   COM     834458101    329    27000   SH      Defined Sole
Sony Corp Adr           ADR     835699307    361     1290   SH      Defined Sole
ST JUDE MED INC         COM     790849103    277    10800   SH      Defined Sole
Starbucks Corp.         COM     855244109    132     2950   SH      Defined Sole
SUN MICROSYSTEMS        COM     866810104   7935    85115   SH      Defined Sole
SUPERGEN INC            COM     868059106    600    14115   SH      Defined Sole
TELEFONOS DE MEXICO     ADR     879403400    274     4000   SH      Defined Sole
TELIGENT INC            CL A    87959Y103    432     5880   SH      Defined Sole
TELLABS INC             COM     879664100    506     9500   SH      Defined Sole
The Charles Schwab
  Corp.                 COM     808513105    133     2330   SH      Defined Sole
The Walt Disney Company COM     254687106    123     2980   SH      Defined Sole
Thousand Trails Inc Com COM     885502104      1      200   SH      Defined Sole
UNIPHASE CORP           COM     909214108    407     3500   SH      Defined Sole
US INTERNETWORKING      COM     917311805   3909   107644   SH      Defined Sole
US WEST INC             COM     912734101    473     6500   SH      Defined Sole
VERIO INC               COM     923433106   1740    39000   SH      Defined Sole
VERISIGN INC            COM     92343E102   2497    16450   SH      Defined Sole
VERTEX PHARMACEUTICAL   COM     92532F100    676    14080   SH      Defined Sole
VERTICALNET INC         COM     92532L107   4827    32175   SH      Defined Sole
Vicor Corp.             COM     925815102      7      400   SH      Defined Sole
VIGNETTE CORP           COM     926734104   4862    27525   SH      Defined Sole
VISUAL NETWORKS         COM     928444108    468     8500   SH      Defined Sole
VOCALTEC COMM LTD       ORD     M97601104   3688   117795   SH      Defined Sole
VODAPHONE AIRTOUCH      ADR     92857T107    413     8500   SH      Defined Sole
"Wal-Mart Stores, Inc." COM     931142103     63     1115   SH      Defined Sole
Warner-Lambert Company  COM     934488107     20      200   SH      Defined Sole
WESTERN WIRELESS        CL A    95988E204    497    12000   SH      Defined Sole
WILLIAMS COMMUNICATION  CL A    969455104    463     9500   SH      Defined Sole
Wind River System       COM     973149107     68     1875   SH      Defined Sole
WINSTAR COMMUNICATIONS  COM     975515107   2864    48750   SH      Defined Sole
Wisconsin Energy
  Corporation           COM     976657106   0.06        3   SH      Defined Sole
X CEED INC              COM     98388N105   2229    83700   SH      Defined Sole
Yahoo! Inc.             COM     984332106    512     2990   SH      Defined Sole
YAHOO!!                 COM     984332106   6038    35590   SH      Defined Sole